Fair value estimation (Tables)	12 Months Ended
Dec. 31, 2023
Fair value estimation
Summary of financial instruments

	Fair value	Fair value	Fair value	Fair value
	assets	liabilities	assets	liabilities
	2023	2023	2022	2022
	£m	£m	£m	£m
Interest rate swaps (level 2):
– non-hedge	—	(1)	—	—
– net investment hedge	37	(27)	15	(120)
– cash flow hedge	24	(11)	36	(2)
Foreign exchange swaps (level 2):
– non-hedge	1	—	—	—
	62	(39)	51	(122)
Analysed as follows:
Current portion	5	(23)	—	—
Non-current portion	57	(16)	51	(122)
Derivative financial instruments	62	(39)	51	(122)
Contingent consideration (including put option liability) (level 3)	—	(76)	—	(70)
Analysed as follows:
Current portion	—	(36)	—	(32)
Non-current portion	—	(40)	—	(38)
Other payables	—	(76)	—	(70)

Summary of contingent consideration

	Contingent	Contingent
	consideration	consideration
	2023	2022
	£m	£m
At 1 January	70	75
Exchange differences	(3)	(2)
Acquisitions	41	18
Payments	(28)	(24)
Revaluation of put option through equity	(4)	3
At 31 December	76	70

Summary of maturity of financial instruments

	Less than	Between	More than
	1 year	1 and 5 years	5 years	Total
	£m	£m	£m	£m
At 31 December 2023
Non-derivative financial instruments
Borrowings	(1,209)	(2,601)	(1,003)	(4,812)
	(1,209)	(2,601)	(1,003)	(4,812)
Derivative financial instruments
Cross-currency interest rate swaps:
– outflow	(454)	(1,707)	—	(2,162)
– inflow	400	1,703	—	2,103
Interest rate swaps:
– outflow	(21)	—	—	(21)
– inflow	31	—	—	31
Foreign exchange swaps:
– outflow	(140)	—	—	(140)
– inflow	140	—	—	140
	(44)	(4)	—	(49)
Net outflow	(1,253)	(2,605)	(1,003)	(4,861)
At 31 December 2022
Non-derivative financial instruments
Borrowings	(1,425)	(3,003)	(1,057)	(5,486)
	(1,425)	(3,003)	(1,057)	(5,486)
Derivative financial instruments
Cross-currency interest rate swaps:
– outflow	(64)	(1,369)	(549)	(1,982)
– inflow	20	1,264	534	1,818
Interest rate swaps:
– outflow	(1)	(3)	—	(4)
– inflow	10	9	—	19
Foreign exchange swaps:
– outflow	(15)	—	—	(15)
– inflow	15	—	—	15
	(35)	(99)	(15)	(149)
Net outflow	(1,460)	(3,102)	(1,072)	(5,635)